Distribution Date:	09/15/23	J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	8		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Current Mortgage Loan and Property Stratification	9-13		701 Brickell Avenue, Suite 2200 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642CBD1	1.268200%	33,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642CBE9	2.871600%	106,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642CBG4	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642CAA8	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46642CBH2	3.538200%	55,000,000.00	6,452,070.68	0.00	19,023.93	0.00	0.00	19,023.93	6,452,070.68	58.45%	30.00%
A-4A2	46642CAD2	3.538200%	55,000,000.00	6,452,070.68	0.00	19,023.93	0.00	0.00	19,023.93	6,452,070.68	58.45%	30.00%
A-5	46642CBJ8	3.804600%	161,532,000.00	161,532,000.00	0.00	512,137.21	0.00	0.00	512,137.21	161,532,000.00	58.45%	30.00%
A-SB	46642CBK5	3.461400%	55,809,000.00	7,724,759.03	627,506.93	22,282.07	0.00	0.00	649,789.00	7,097,252.10	58.45%	30.00%
A-S	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00	49.90%	25.75%
B	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00	34.08%	17.88%
C	46642CBQ2	4.672728%	35,121,000.00	35,121,000.00	0.00	136,759.07	0.00	0.00	136,759.07	35,121,000.00	26.04%	13.87%
D	46642CAK6	4.672728%	55,973,000.00	55,973,000.00	0.00	209,606.97	0.00	0.00	209,606.97	55,973,000.00	13.23%	7.50%
E	46642CAN0	3.500000%	12,072,000.00	12,072,000.00	0.00	0.00	0.00	0.00	0.00	12,072,000.00	10.46%	6.13%
F	46642CAR1	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	8.20%	5.00%
G	46642CAU4	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	5.94%	3.87%
NR	46642CAX8	3.500000%	34,022,421.00	25,947,449.32	0.00	0.00	0.00	0.00	0.00	25,947,449.32	0.00%	0.00%
R	46642CAZ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642CBB5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			878,008,423.00	437,488,349.71	627,506.93	1,298,038.09	0.00	0.00	1,925,545.02	436,860,842.78

X-A	46642CBL3	0.855304%	651,921,000.00	219,475,900.39	0.00	156,432.23	0.00	0.00	156,432.23	218,848,393.46
X-B	46642CBM1	0.273528%	69,143,000.00	69,143,000.00	0.00	15,760.47	0.00	0.00	15,760.47	69,143,000.00
X-C	46642CAG5	1.172728%	65,850,421.00	57,775,449.32	0.00	56,462.42	0.00	0.00	56,462.42	57,775,449.32
Notional SubTotal			786,914,421.00	346,394,349.71	0.00	228,655.12	0.00	0.00	228,655.12	345,766,842.78

Deal Distribution Total					627,506.93	1,526,693.21	0.00	0.00	2,154,200.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642CBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642CBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642CBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642CAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46642CBH2	117.31037600	0.00000000	0.34588964	0.00000000	0.00000000	0.00000000	0.00000000	0.34588964	117.31037600
A-4A2	46642CAD2	117.31037600	0.00000000	0.34588964	0.00000000	0.00000000	0.00000000	0.00000000	0.34588964	117.31037600
A-5	46642CBJ8	1,000.00000000	0.00000000	3.17050002	0.00000000	0.00000000	0.00000000	0.00000000	3.17050002	1,000.00000000
A-SB	46642CBK5	138.41421688	11.24383039	0.39925585	0.00000000	0.00000000	0.00000000	0.00000000	11.64308624	127.17038650
A-S	46642CBN9	1,000.00000000	0.00000000	3.36933324	0.00000000	0.00000000	0.00000000	0.00000000	3.36933324	1,000.00000000
B	46642CBP4	1,000.00000000	0.00000000	3.66600003	0.00000000	0.00000000	0.00000000	0.00000000	3.66600003	1,000.00000000
C	46642CBQ2	1,000.00000000	0.00000000	3.89394009	0.00000000	0.00000000	0.00000000	0.00000000	3.89394009	1,000.00000000
D	46642CAK6	1,000.00000000	0.00000000	3.74478713	0.14915316	0.14915316	0.00000000	0.00000000	3.74478713	1,000.00000000
E	46642CAN0	1,000.00000000	0.00000000	0.00000000	2.91666667	38.70775099	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46642CAR1	1,000.00000000	0.00000000	0.00000000	2.91666633	91.48628771	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642CAU4	1,000.00000000	0.00000000	0.00000000	2.91666633	93.33332253	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642CAX8	762.65734646	0.00000000	0.00000000	2.22441725	98.14826640	0.00000000	0.00000000	0.00000000	762.65734646
R	46642CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642CBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642CBL3	336.66027078	0.00000000	0.23995581	0.00000000	0.00000000	0.00000000	0.00000000	0.23995581	335.69772021
X-B	46642CBM1	1,000.00000000	0.00000000	0.22794021	0.00000000	0.00000000	0.00000000	0.00000000	0.22794021	1,000.00000000
X-C	46642CAG5	877.37403106	0.00000000	0.85743446	0.00000000	0.00000000	0.00000000	0.00000000	0.85743446	877.37403106

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	08/01/23 - 08/30/23	30	0.00	19,023.93	0.00	19,023.93	0.00	0.00	0.00	19,023.93	0.00
A-4A2	08/01/23 - 08/30/23	30	0.00	19,023.93	0.00	19,023.93	0.00	0.00	0.00	19,023.93	0.00
A-5	08/01/23 - 08/30/23	30	0.00	512,137.21	0.00	512,137.21	0.00	0.00	0.00	512,137.21	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	22,282.07	0.00	22,282.07	0.00	0.00	0.00	22,282.07	0.00
A-S	08/01/23 - 08/30/23	30	0.00	125,726.67	0.00	125,726.67	0.00	0.00	0.00	125,726.67	0.00
X-A	08/01/23 - 08/30/23	30	0.00	156,432.23	0.00	156,432.23	0.00	0.00	0.00	156,432.23	0.00
X-B	08/01/23 - 08/30/23	30	0.00	15,760.47	0.00	15,760.47	0.00	0.00	0.00	15,760.47	0.00
X-C	08/01/23 - 08/30/23	30	0.00	56,462.42	0.00	56,462.42	0.00	0.00	0.00	56,462.42	0.00
B	08/01/23 - 08/30/23	30	0.00	253,478.24	0.00	253,478.24	0.00	0.00	0.00	253,478.24	0.00
C	08/01/23 - 08/30/23	30	0.00	136,759.07	0.00	136,759.07	0.00	0.00	0.00	136,759.07	0.00
D	08/01/23 - 08/30/23	30	0.00	217,955.52	0.00	217,955.52	8,348.55	0.00	0.00	209,606.97	8,348.55
E	08/01/23 - 08/30/23	30	432,069.97	35,210.00	0.00	35,210.00	35,210.00	0.00	0.00	0.00	467,279.97
F	08/01/23 - 08/30/23	30	874,890.72	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	903,701.55
G	08/01/23 - 08/30/23	30	893,135.73	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	921,946.56
NR	08/01/23 - 08/30/23	30	3,263,561.58	75,680.06	0.00	75,680.06	75,680.06	0.00	0.00	0.00	3,339,241.64
Totals			5,463,658.00	1,703,553.48	0.00	1,703,553.48	176,860.27	0.00	0.00	1,526,693.21	5,640,518.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642CBQ2	4.672728%	35,121,000.00	35,121,000.00	0.00	136,759.07	0.00	0.00	136,759.07	35,121,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,579,000.03	141,579,000.00	0.00	515,963.98	0.00	0.00	515,963.98	141,579,000.00

Exchangeable Certificate Details
EC	46642CBR0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	2,154,200.14
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	1
	Aggregate Unpaid Principal Balance	44,496,262.42
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,705,399.47	Master Servicing Fee	3,695.41
Interest Reductions due to Nonrecoverability Determination	(163,303.76)	Certificate Administrator Fee	1,701.63
Interest Adjustments	0.00	Trustee Fee	214.11
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	187.82
ARD Interest	0.00	Senior Trust Advisor Fee	788.83
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,542,095.71	Total Fees	6,587.80

Principal		Expenses/Reimbursements
Scheduled Principal	627,506.93	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,814.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	627,506.93	Total Expenses/Reimbursements	8,814.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,526,693.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	627,506.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,154,200.14
Total Funds Collected	2,169,602.64	Total Funds Distributed	2,169,602.61

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	436,221,400.48	436,221,400.48	Beginning Certificate Balance	437,488,349.71
(-) Scheduled Principal Collections	627,506.93	627,506.93	(-) Principal Distributions	627,506.93
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	435,593,893.55	435,593,893.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	438,564,304.16	438,564,304.16	Ending Certificate Balance	436,860,842.78
Ending Actual Collateral Balance	437,936,797.23	437,936,797.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,266,949.23
Beginning Cumulative Advances	256,010.25	1,266,949.23	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,266,949.23
Ending Cumulative Advances	0.00	1,266,949.23	Net WAC Rate	4.67%
			UC / (OC) Interest	4,933.42
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP
	9,999,999 or less	5	35,726,321.20	8.20%	21	4.7346	1.879053	1.35 or less	6	149,620,730.52	34.35%	(3)	4.5658	0.531650
10,000,000 to 19,999,999		2	24,182,981.92	5.55%	9	4.7528	0.461077	1.36 to 1.45	1	31,269,828.73	7.18%	9	4.6500	1.405100
20,000,000 to 24,999,999		1	24,787,887.67	5.69%	7	4.6500	(0.329900)	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		4	155,608,571.40	35.72%	(2)	4.5745	1.561775	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	146,757,216.36	33.69%	7	4.3417	3.048068	1.66 to 1.80	1	56,757,216.36	13.03%	8	4.5393	1.763600
	Totals	19	435,593,893.55	100.00%	5	4.5399	1.902685	1.81 to 2.00	2	11,836,306.59	2.72%	47	4.5917	1.876347
								2.01 to 2.25	1	9,286,092.02	2.13%	8	4.7060	2.047000
								2.26 or greater	3	128,292,804.33	29.45%	7	4.3971	3.863491
								Totals	19	435,593,893.55	100.00%	5	4.5399	1.902685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	48,530,915.00	11.14%	7	4.7224	NAP
							Defeased	7	48,530,915.00	11.14%	7	4.7224	NAP
Arizona	1	2,099,659.48	0.48%	8	4.7935	4.066300
							Lodging	5	14,603,922.59	3.35%	9	4.8687	1.774456
California	6	198,222,090.96	45.51%	7	4.4392	2.619895
							Mixed Use	2	43,606,582.32	10.01%	9	4.6641	1.322179
Connecticut	1	1,108,808.67	0.25%	8	4.7935	4.066300
							Office	3	107,661,255.42	24.72%	8	4.6085	1.214478
Florida	1	1,391,909.02	0.32%	8	4.7935	4.066300
							Retail	6	187,912,798.23	43.14%	1	4.3541	2.186194
Illinois	2	91,060,322.68	20.90%	(10)	4.4686	0.700286
							Self Storage	11	33,278,419.99	7.64%	8	4.7935	4.066300
Indiana	1	1,005,005.79	0.23%	8	4.7935	4.066300
							Totals	34	435,593,893.55	100.00%	5	4.5399	1.902685
Louisiana	4	9,589,538.25	2.20%	9	4.8000	1.335300

Maryland	1	12,336,753.59	2.83%	9	4.7000	1.112000

Massachusetts	1	1,604,233.66	0.37%	8	4.7935	4.066300

Michigan	1	7,496,327.79	1.72%	69	4.4150	1.882800

Minnesota	1	2,524,309.59	0.58%	8	4.7935	4.066300

Missouri	1	3,883,189.78	0.89%	8	4.7935	4.066300

New York	1	31,269,828.73	7.18%	9	4.6500	1.405100

Rhode Island	1	3,302,834.93	0.76%	8	4.7935	4.066300

Texas	3	15,153,781.31	3.48%	9	4.8046	0.718054

Virginia	1	5,014,384.34	1.15%	9	5.0000	2.614300

Totals	34	435,593,893.55	100.00%	5	4.5399	1.902685

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP
	4.40000% or less	2	134,496,262.42	30.88%	(5)	4.2319	2.888088	12 months or less	13	342,566,716.13	78.64%	9	4.5501	2.099585
	4.40001% to 4.60000%	2	64,253,544.15	14.75%	15	4.5248	1.777507	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	7	167,112,580.51	38.36%	8	4.6984	1.431203	25 to 36 months	1	44,496,262.42	10.22%	(29)	4.2620	0.926100
	4.80001% to 5.00000%	3	21,200,591.47	4.87%	9	4.8715	0.879021	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	435,593,893.55	100.00%	5	4.5399	1.902685	Totals	19	435,593,893.55	100.00%	5	4.5399	1.902685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP
	60 months or less	13	379,566,650.76	87.14%	4	4.5190	1.966300	Interest Only	1	90,000,000.00	20.66%	7	4.2170	3.858100
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	12	289,566,650.76	66.48%	3	4.6129	1.378311
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	428,097,565.76	98.28%	4	4.5421	1.903033	Totals	18	428,097,565.76	98.28%	4	4.5421	1.903033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	48,530,915.00	11.14%	7	4.7224	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	7,496,327.79	1.72%	69	4.4150	1.882800
	12 Months or Less	13	342,566,716.13	78.64%	9	4.5501	2.099585	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	7,496,327.79	1.72%	69	4.4150	1.882800
	25 Months or Greater	1	44,496,262.42	10.22%	(29)	4.2620	0.926100
	Totals	19	435,593,893.55	100.00%	5	4.5399	1.902685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302041001	RT	Orange	CA	Actual/360	4.217%	326,817.50	0.00	0.00	N/A	04/01/24	--	90,000,000.00	90,000,000.00	09/01/23
2	302041002	OF	Sunnyvale	CA	Actual/360	4.539%	222,109.84	64,827.08	0.00	N/A	05/01/24	--	56,822,043.44	56,757,216.36	09/01/23
4	302041004	RT	Lincolnwood	IL	Actual/360	4.262%	0.00	0.00	0.00	N/A	04/01/21	--	44,496,262.42	44,496,262.42	01/01/21
6	302041006	OF	Chicago	IL	Actual/360	4.666%	187,376.77	70,921.33	0.00	N/A	06/01/24	--	46,634,981.59	46,564,060.26	09/01/23
8	302041008	SS	Various	Various	Actual/360	4.793%	137,661.93	72,047.08	0.00	05/01/24	05/01/34	--	33,350,467.07	33,278,419.99	09/01/23
9	302041009	MU	New York	NY	Actual/360	4.650%	125,430.01	55,042.87	0.00	06/01/24	01/01/26	--	31,324,871.60	31,269,828.73	09/01/23
11	302041011	RT	Westminster	CA	Actual/360	4.650%	99,475.92	55,215.12	0.00	N/A	04/01/24	--	24,843,102.79	24,787,887.67	09/01/23
13	302041013	OF	Seattle	WA	Actual/360	4.660%	86,816.25	47,405.19	0.00	N/A	02/05/24	--	21,634,950.78	21,587,545.59	09/05/23
19	302041019	RT	Madison Heights	MI	Actual/360	4.415%	28,852.59	92,852.42	0.00	N/A	06/01/29	--	7,589,180.21	7,496,327.79	09/01/23
21	302041021	MU	Aberdeen Proving	MD	Actual/360	4.700%	50,038.56	26,927.29	0.00	N/A	06/05/24	--	12,363,680.88	12,336,753.59	09/05/23
22	302041022	RT	San Antonio	TX	Actual/360	4.808%	49,132.23	21,563.51	0.00	N/A	06/01/24	--	11,867,791.84	11,846,228.33	09/01/23
26	302041026	LO	New Orleans	LA	Actual/360	4.800%	39,721.96	20,614.56	0.00	N/A	06/01/24	--	9,610,152.81	9,589,538.25	09/01/23
27	302041027	RT	Crawsfordsville	IN	Actual/360	4.580%	34,701.14	19,512.54	0.00	N/A	06/05/24	03/05/24	8,798,710.76	8,779,198.22	09/05/23
28	302041028	RT	Torrance	CA	Actual/360	4.706%	37,696.83	16,279.01	0.00	N/A	05/01/24	--	9,302,371.03	9,286,092.02	09/01/23
29	302041029	OF	Seattle	WA	Actual/360	4.650%	28,978.83	15,881.57	0.00	N/A	04/05/24	--	7,237,167.76	7,221,286.19	09/05/23
30	302041030	SS	Various	CA	Actual/360	4.980%	30,805.33	14,988.47	0.00	N/A	06/05/24	03/05/24	7,183,519.83	7,168,531.36	09/05/23
33	302041033	LO	South Boston	VA	Actual/360	5.000%	21,660.06	16,338.29	0.00	N/A	06/01/24	--	5,030,722.63	5,014,384.34	09/01/23
35	302041035	OF	Modesto	CA	Actual/360	4.897%	18,340.09	9,248.22	0.00	05/01/24	04/01/32	--	4,349,227.02	4,339,978.80	09/01/23
36	302041036	LO	Escondido	CA	Actual/360	5.060%	16,479.87	7,842.38	0.00	N/A	02/05/24	--	3,782,196.02	3,774,353.64	09/05/23
Totals							1,542,095.71	627,506.93	0.00				436,221,400.48	435,593,893.55
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,951,759.00	18,337,388.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,945,613.72	6,090,176.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,323,667.00	0.00	--	--	05/11/23	41,411,695.73	3,454,768.59	(486.62)	3,174,475.70	1,259,062.21	0.00
6	3,115,638.96	1,536,597.31	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,343,924.98	10,305,889.98	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,711,063.97	1,531,067.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,883,100.82	(539,759.64)	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	3,008,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,347,053.00	597,887.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(31,881.98)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,189,300.19	1,124,415.99	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,448,070.79	703,537.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,054,115.01	1,317,552.15	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	610,695.13	155,738.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	77,900,587.59	41,160,489.82				41,411,695.73	3,454,768.59	(486.62)	3,174,475.70	1,259,062.21	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.539870%	4.496295%	5
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	1	10,542,674.76	4.540043%	4.496494%	6
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.545041%	4.502874%	7
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.545219%	4.503076%	9
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.545384%	4.503263%	10
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	1	47,967,869.45	4.545559%	4.503462%	11
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.579037%	4.538845%	12
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	41,200,662.25	0	0.00	0	0.00	0	0.00	4.579076%	4.538795%	13
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	1	41,440,225.23	0	0.00	0	0.00	0	0.00	4.579087%	4.538719%	14
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	41,678,912.22	0	0.00	0	0.00	0	0.00	4.579097%	4.538644%	15
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	41,921,671.33	0	0.00	0	0.00	0	0.00	4.579117%	4.538578%	16
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	42,158,597.84	0	0.00	0	0.00	0	0.00	4.579127%	4.538503%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302041004	01/01/21	31	5	(486.62)	3,174,475.70	1,358,318.01	46,839,166.11	05/01/20	7			08/19/21
Totals					(486.62)	3,174,475.70	1,358,318.01	46,839,166.11

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		44,496,262	0		0	44,496,262
0 - 6 Months		41,309,629	41,309,629		0	0
7 - 12 Months		273,403,447	273,403,447		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		31,269,829	31,269,829		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		45,114,727	45,114,727		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	435,593,894	391,097,631	0	0	0	44,496,262
Aug-23	436,221,400	391,725,138	0	0	0	44,496,262
Jul-23	443,856,956	402,911,369	0	0	0	40,945,587
Jun-23	444,538,512	403,592,925	0	0	0	40,945,587
May-23	445,176,771	404,231,184	0	0	0	40,945,587
Apr-23	445,853,221	404,907,634	0	0	0	40,945,587
Mar-23	494,553,868	453,608,281	0	0	0	40,945,587
Feb-23	495,681,081	454,480,419	0	0	0	41,200,662
Jan-23	496,646,962	455,206,737	0	0	0	41,440,225
Dec-22	497,609,046	455,930,133	0	0	0	41,678,912
Nov-22	498,620,015	456,698,343	0	0	0	41,921,671
Oct-22	499,574,335	457,415,738	0	0	0	42,158,598
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302041004	44,496,262.42	46,839,166.11	15,000,000.00	04/21/23	2,901,674.00	0.92610	12/31/19	04/01/21	246
Totals		44,496,262.42	46,839,166.11	15,000,000.00		2,901,674.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302041004	RT	IL	05/01/20	7

Covid related transfer. Loan transferred to SS effective 5/1/20 due to imminent monetary default. Per Borrower Notice Letter dated 4/10/20, the Borrower stated that the Loan has a very low debt yield. Coupled with the COVID-19 pandemic, this created significant challenges for this asset. Borrower did not have enough cash flow to pay debt service for May and June 2020 and Borrower believes that the annual net operating income for 2020 may not exceed the annual debt service for this asset. Borrower indicated they would not be supporting the property cash flow shortfalls and requested the transfer of the subject loan to Special Servicing for further discussions. Lender entered into a forbearance workout with the

Borrower which expired 11/1/2020. Loan is in default as of the January 2021 payment and Lender issued a notice of default. Lender filed foreclosure on 2/24/21 and on 3/8/21 filed a motion for appointment of a receiver. Friedman was appointed as a receiver for the property on 3/23/21. Lender was the high bidder at the foreclosure sale held on 7/21/21 and loan became REO effective 8/19/21. Lender is stabilizing the rent roll and working with the Town of Lincolnwood to explore re-zoning opportunities. JLL was engaged to market a and sell the property. A PSA has been executed with a local developer. The buyer is currently conducting due diligence. As part of the agreement, following the 90-day due diligence period, there will be a prolonged closing period of 12-18 months. Dur

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	302041004	0.00	4.26200%	0.00	4.26200%	10	09/14/20	05/01/20	10/13/20
11	302041011	26,853,934.79	4.65000%	26,853,934.79 4.65000%		10	06/01/20	06/01/20	07/13/20
22	302041022	0.00	4.80770%	0.00	4.80770%	8	10/05/21	08/01/21	--
Totals		26,853,934.79		26,853,934.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	302041015 02/17/22	18,856,858.48	13,300,000.00	14,763,904.39	3,808,089.09	14,763,904.39	10,955,815.30	7,901,043.18	0.00	82,081.72	7,818,961.46	39.09%
23	302041023 10/18/19	11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,278,812.52	33,300,000.00	26,664,530.70	4,104,553.41	26,664,530.70	22,559,977.29	7,901,043.18	0.00	82,081.72	7,818,961.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	302041015	04/17/23	0.00	0.00	7,818,961.46	0.00	0.00	(82,081.72)	0.00	0.00	7,818,961.46
		02/17/22	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00
23	302041023	10/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,818,961.46	0.00	0.00	7,818,961.46	0.00	0.00	7,818,961.46

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,814.67	0.00	0.00	0.00	0.00	163,303.76	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,814.67	0.00	0.00	0.00	0.00	163,303.76	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		172,118.43

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26